Investments in joint controlled entities and associates - Summary of the positions of equity and income (loss) for the year (Details) - BRL (R$) R$ in Thousands			12 Months Ended
		Feb. 01, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments accounted for using equity method [line items]
Equity			R$ 12,174,968		R$ 10,469,240		R$ 9,910,265	R$ 9,835,175
Net income (loss) for the year			1,840,069		883,878		927,697
Total investments			111,384		78,593
Total provision for equity deficit			(157)		0
Total	[1]		111,227		78,593		162,620	R$ 178,854
Share of profit (loss) of joint ventures and associates			12,181		(17,634)		(44,031)
Transportadora sulbrasileira de gas [member]
Disclosure of investments accounted for using equity method [line items]
Equity			15,593	[2]	12,820
Net income (loss) for the year			R$ 10,733	[2]	R$ 2,209		R$ 7,383
Interest in share capital - % in associates			25.00%	[2]	25.00%		25.00%
Total investments	[2]		R$ 3,898		R$ 3,204
Share of profit (loss) of joint ventures and associates	[2]		2,771		552		R$ 1,846
Metalurgica plus [member]
Disclosure of investments accounted for using equity method [line items]
Equity			(471)	[3]	(158)
Net income (loss) for the year			R$ (314)	[3]	R$ (300)		R$ (272)
Interest in share capital - % in associates			33.00%	[3]	33.00%		33.00%
Investments with negative equity	[3]		R$ (157)		R$ (53)
Share of profit (loss) of joint ventures and associates	[3]		(105)		(100)		R$ (91)
Plenogas distribuidora de gas [member]
Disclosure of investments accounted for using equity method [line items]
Equity			1,844	[3]	1,490
Net income (loss) for the year			R$ 353	[3]	R$ (13)		R$ 357
Interest in share capital - % in associates			33.00%	[3]	33.00%		33.00%
Total investments	[3]		R$ 615		R$ 497
Share of profit (loss) of joint ventures and associates	[3]		118		(4)		R$ 38
Other investments [member]
Disclosure of investments accounted for using equity method [line items]
Equity			0
Net income (loss) for the year			R$ 0
Interest in share capital - % in associates			0.00%
Total investments			R$ 28		28
Share of profit (loss) of joint ventures and associates			0		(14)		(12)
União Vopak – Armazéns Gerais Ltda [member]
Disclosure of investments accounted for using equity method [line items]
Equity			8,912	[4]	16,672
Net income (loss) for the year			R$ (7,760)	[4]	R$ 1,204		R$ 784
Interest in share capital - % in joint ventures			50.00%	[4]	50.00%		50.00%
Total investments	[4]		R$ 4,456		R$ 8,336
Share of profit (loss) of joint ventures and associates	[4]		(3,880)		602		R$ 392
Refinaria de Petróleo Riograndense S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity			75,850		13,700
Net income (loss) for the year			R$ 78,599		R$ 2,477		R$ (65,623)
Interest in share capital - % in joint ventures			33.00%		33.00%		33.00%
ConectCar Soluções de Mobilidade Eletrônica S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity			R$ 0	[5]	R$ 156,198	[6]
Net income (loss) for the year			R$ 0	[5]	R$ (36,162)	[6]	R$ (43,276)
Interest in share capital - % in joint ventures			0.00%	[5]	50.00%	[6]	50.00%
Total investments	[5]		R$ 0		R$ 0
Share of profit (loss) of joint ventures and associates	[5]		0		(18,081)		R$ (21,638)
Latitude Logística Portuária S.A [member]
Disclosure of investments accounted for using equity method [line items]
Equity			15,276	[7]	19,956
Net income (loss) for the year			R$ (1,716)	[7]	R$ 1,186
Interest in share capital - % in joint ventures			50.00%	[7]	50.00%
Total investments	[7]		R$ 7,638		R$ 9,978
Share of profit (loss) of joint ventures and associates	[7]		(2,339)		593		0
Navegantes Logística Portuária S.A [member]
Disclosure of investments accounted for using equity method [line items]
Equity			69,749	[7]	66,867
Net income (loss) for the year			R$ (19,768)	[7]	R$ (9,096)		R$ (4,781)
Interest in share capital - % in joint ventures			33.00%	[7]	33.00%		33.00%
Total investments	[7]		R$ 23,250		R$ 22,289
Share of profit (loss) of joint ventures and associates	[7]		(11,040)		(3,032)		R$ (1,594)
Nordeste Logística I S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity			19,021	[7]	7,249
Net income (loss) for the year			R$ 9,098	[7]	R$ 4,776		R$ (4,226)
Interest in share capital - % in joint ventures			33.00%	[7]	33.00%		33.00%
Total investments	[7]		R$ 6,340		R$ 2,416
Share of profit (loss) of joint ventures and associates	[7]		2,591		1,592		R$ (1,409)
Nordeste Logística II S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity			58,246	[7]	39,767
Net income (loss) for the year			R$ (3,631)	[7]	R$ (2,458)		R$ (1,203)
Interest in share capital - % in joint ventures			33.00%	[7]	33.00%		33.00%
Total investments	[7]		R$ 19,415		R$ 13,256
Share of profit (loss) of joint ventures and associates	[7]		(2,007)		(819)		R$ (401)
Nordeste Logística III S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity			51,113	[7]	31,698
Net income (loss) for the year			R$ 799	[7]	R$ 766		R$ 1,878
Interest in share capital - % in joint ventures			33.00%	[7]	33.00%		33.00%
Total investments	[7]		R$ 17,038		R$ 10,566
Share of profit (loss) of joint ventures and associates	[7]		(30)		255		R$ 626
Quimica da Bahia Industria e Comercio S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity	[8]		7,040
Net income (loss) for the year	[8]		R$ (15)
Interest in share capital - % in joint ventures		50.00%	50.00%	[8]
Total investments	[8]		R$ 3,520		3,528
Share of profit (loss) of joint ventures and associates	[8]		(8)		0		0
Investments with positive equity [member] | Refinaria de Petróleo Riograndense S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity	[9]		75,840
Net income (loss) for the year	[9]		R$ 78,614
Interest in share capital - % in joint ventures	[9]		33.00%
Total investments	[9]		R$ 25,186		4,548
Share of profit (loss) of joint ventures and associates	[9]		R$ 26,110		R$ 823		R$ (21,788)

[1]	Investments in subsidiaries, joint ventures and associates net of provision for negative equity.
[2]	The subsidiary IPP holds an interest in Transportadora Sulbrasileira de Gás S.A. (“TSB”), which is primarily engaged in natural gas transportation services.
[3]	The subsidiary Cia. Ultragaz holds an interest in Metalúrgica Plus S.A. (“Metalplus”), which is primarily engaged in the manufacture and trading of LPG containers and has interest in Plenogás Distribuidora de Gás S.A. (“Plenogás”), which is primarily engaged in the marketing of LPG containers. Currently, the associates have their operational activities suspended.
[4]	The subsidiary Ultracargo Logística holds an interest in União Vopak – Armazéns Gerais Ltda. (“União Vopak”), which is primarily engaged in liquid bulk storage at the port of Paranaguá.
[5]	The subsidiary IPP held an interest in ConectCar, which is primarily engaged in automatic payment of tolls and parking. On June 25, 2021, the sale of ConectCar to Porto Seguro S.A., through its subsidiary Portoseg S.A. – Crédito, Financiamento e Investimento, was announced. The transactions were completed on October 1, 2021. The sale value of the 50% interest in the subsidiary IPP was R$ 165 million, and, after adjustments resulting from changes in working capital and net debt position, totaled R$ 158 million.
[6]	The balances presented refer to September 30, 2021, due to the completion of the sale of ConectCar on October 1, 2021.
[7]	The subsidiary IPP participates in the port concession BEL02A at the port of Miramar, in Belém (PA), through Latitude Logística Portuária S.A. (“Latitude”); for the port of Vitória (ES), it participates through Navegantes Logística Portuária S.A. (“Navegantes”); in Cabedelo (PB), it holds an interest in Nordeste Logística I S.A. ("Nordeste Logística I"), Nordeste Logística II S.A. ("Nordeste Logística II”) and Nordeste Logística III S.A. (“Nordeste Logística III”).
[8]	The Company acquired a 50% interest in Química da Bahia on February 1, 2022. Until January 31, 2022, Química da Bahia was an associate of Oxiteno S.A.
[9]	The Company holds an interest in Refinaria de Petróleo Riograndense S.A. (“RPR”), which is primarily engaged in oil refining.